Analysis of changes in shareholders' equity related to components of the other comprehensive income (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Hedging instruments		€ 144
Change in actuarial gains and losses		(109)
Actuarial gains and losses	€ (414)	€ 78
Change in assets available at fair value	€ 94